Note 3 - Vessels, Net (Details) - Summary of Vessels (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Summary of Vessels [Abstract]
Balance, January 1, 2014	$ 137,960,124
Balance, January 1, 2014	(32,496,457)
Balance, January 1, 2014	105,463,737
Vessel acquisition	21,323,935
Vessel acquisition	21,323,935
Depreciation for the period	(5,825,417)	(8,501,893)
Depreciation for the period	(5,825,417)	(8,501,893)
Balance, June 30, 2014	159,284,059
Balance, June 30, 2014	(38,321,874)
Balance, June 30, 2014	$ 120,962,255